UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Address of principal executive offices) (Zip code)

Eric Lansky
700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period: March 31, 2009

Item 1. Reports to Stockholders.

Vice Fund
Generation Wave Growth Fund
each a series of USA Mutuals

Annual Report
March 31, 2009

Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:1-866-264-8783
Web:www.USAMutuals.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	6
INVESTMENT HIGHLIGHTS	8
PORTFOLIO OF INVESTMENTS – VICE FUND	10
SCHEDULE OF SECURITIES SOLD SHORT	13
SCHEDULE OF OPTIONS WRITTEN	13
PORTFOLIO OF INVESTMENTS – GENERATION WAVE GROWTH FUND	14
STATEMENTS OF ASSETS AND LIABILITIES	17
STATEMENTS OF OPERATIONS	18
STATEMENTS OF CHANGES IN NET ASSETS	19
FINANCIAL HIGHLIGHTS	21
NOTES TO FINANCIAL STATEMENTS	23
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	31
ADDITIONAL INFORMATION	32

LETTER TO SHAREHOLDERS

March 31, 2009

President’s Letter

Dear Valued Shareholder,

We recognize this has been an extraordinarily difficult year for investors and, more than ever, we thank you for your continued trust and confidence.

Very simply, last year was a lousy year when it came to the markets.  No shock there; and unfortunately, our Funds were not immune to the market downturn.  However, regardless of market cycles, we want you to know that our commitment – in addition to always seeking to provide maximum value for shareholders – is to ensure you have the information, resources, and support to not only understand but have confidence in your investments.  This report details performance, holdings, strategies, and expenses, and we encourage you to read it thoroughly.  If there are questions remaining, or you’re not able to find information in here, or at USAMUTUALS.com, please contact us directly so that we have the opportunity to address your concerns.

USA MUTUALS’ Funds

For the 12 months ending March 31, 2009, USA MUTUALS Generation Wave Growth Fund returned -33.33%, beating the S&P 500 Index, which returned -38.09% for the same period. In that same timeframe, USA MUTUALS Vice Fund returned -42.83%.

Markets like these certainly test investors and unfortunately, very few investors had a positive investment experience.  No one can make guarantees, however it is my belief that, having already paid for risk, most investors should likely stay invested to potentially earn the return for when the markets eventually turn around.  That being said, it is very important that investors periodically revisit and confirm their own risk-tolerance and investment objectives to ensure your investments are still consistent with such goals.

Specific comments by the portfolio managers for each of our funds can be found following this letter.

Overcoming Fear

Fear is the result of uncertainty. At USA MUTUALS, we wish to remove as much uncertainty about your investments as possible.  From quarterly manager commentary, to complete transparency of all Fund holdings on a quarterly basis, to 24/7 account access, we wish to ensure you have the tools necessary to have as much a complete understanding of the Funds, their strategies and positioning.  Our Invest Your Knowledge philosophy encourages you to consider investing in our Funds, not because of past performance, a high rating, or even what an article may say, but because of your own knowledge, experience and/or insights into what may or may not be a sound investment.  It is a combination of these qualitative and quantitative insights which make for a more confident investor.

At the end of the day, we recognize that you are with us because you seek to increase the value of your investments, and let it be known: that too is our goal. But we also strive to exceed your expectations in terms of support, service and communication.  If there are suggestions on ways to improve, or thoughts on new ways you would like to see fund companies support investors, please email me at elansky@USAMutuals.com.

We thank you for entrusting your investments with us.  We take our role as manager of your assets very seriously, and hope to have the opportunity to continue to earn your trust and confidence for many years to come.

Sincerely

Eric Lansky
President

Portfolio Manager’s Insights

The past year has been one for the history books. Companies that were once perceived as blue chips no longer exist. Others, subjectively judged as being too systemically important to fail, have survived only through the far-reaching support of the government. The rules of the game have changed, sometimes in haste.

Clearly, these are challenging times. Over the past year, the intricate fundamental differences between one company and the next – the center of our focus and energy – have often gone unnoticed, trumped by the powerful macro forces of deleveraging, liquidity and unprecedented government policy action. But within this global financial mess, we believe there lies some hidden gems. To paraphrase Winston Churchill, an optimist sees an opportunity in every calamity.

Over the past 12 months, the Vice Fund benefited from strong relative performance of tobacco stocks in the portfolio. In addition to holding up comparatively well on a price basis, tobacco stocks have historically paid attractive dividends and as of this writing are currently yielding in the mid- to high-single digits. The gaming sector’s collapse negatively impacted the Fund’s overall performance, though we have taken active steps to reduce our exposure to it.

Looking forward, we continue to find potential opportunities in the part of our universe that should be the least sensitive to a global economic slowdown: the tobacco sector. On the other end of the spectrum, the gaming sector has proven to be most affected by economic conditions and it continues to be a challenging area. In between, there are more selective prospects across the beverages and defense sectors that we believe are currently misunderstood and mispriced.

Throughout this historic past year, health care fared relatively well. That was the highlight of Generation Wave Growth Fund’s portfolio. We also held a fair amount of cash, which has helped us to weather the storm. The Fund also had exposure to other global markets and asset classes that have a lower correlation to the broad U.S. equity market. The financial sector’s implosion was a negative contributor.

Looking ahead, in the Generation Wave Growth Fund we are currently focused more on the health care sector and company-specific opportunities within technology; financials are less compelling right now. In addition to being in what we view as the sweet spot of our broad, demographically driven framework, health care has tended to be more defensive (i.e. resilient). A baby-boomer generation that’s now passed its peak spending years is likely to create a slower-than-normal domestic economy.

In both Funds, we kept true to objectives by adhering to our disciplined investment process.

Despite the tumultuous conditions we have been experiencing in the capital markets, it is a real privilege to be the steward of your hard-earned investment capital. We’re grateful that you’ve given us the honor.

Sincerely,

Charles L. Norton, CFA	Allen R. Gillespie, CFA
Portfolio Manager	Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are those of Mutual Advisors and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus.  Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security.  For a complete list of fund holdings, please see the Schedule of Investments in this report.

Mutual fund investing involves risk; principal loss is possible. The Vice Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Because the Generation Wave Fund is a “fund of funds”, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  Please refer to the prospectus for more information about the Fund, including risks, fees and expenses.  The Fund also invests in ETFs.  They are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.  The Fund may also invest in foreign securities.  Investments in foreign securities involve greater volatility and political, economic, and currency risks and differences in accounting methods.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

The USA Mutual Funds are distributed by Quasar Distributors, LLC (5/09)

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses.  Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the Example.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/08 – 3/31/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Unaudited) (Continued)

	Vice Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2008 -
	October 1, 2008	March 31, 2009	March 31, 2009*
Actual**	$1,000.00	$ 708.90	$8.01
Hypothetical
(5% return before expenses)***	$1,000.00	$1,015.56	$9.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.88%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends on short positions, your actual cost of investment in the Fund would be $7.46.
***	Excluding dividends on short positions, your hypothetical cost of investment in the Fund would be $8.80.

	Generation Wave Growth Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2008 -
	October 1, 2008	March 31, 2009	March 31, 2009*
Actual	$1,000.00	$ 768.60	$6.61
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.45	$7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments

Vice Fund	Generation Wave Growth Fund

Total Returns as of March 31, 2009

	Vice	Generation Wave	S&P 500
Average Total Return	Fund	Growth Fund	Index

Six months	(29.11)%	(23.14)%	(30.54)%
One year	(42.83)%	(33.33)%	(38.09)%
Average annual three years	(12.01)%	(13.00)%	(13.04)%
Average annual five years	(1.21)%	(4.18)%	(4.76)%
Average annual since inception 6/21/01	N/A	(2.06)%	(3.69)%
Average annual since inception 8/30/02	3.53%	N/A	(0.14)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waiver, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

The Fund imposes a 1.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Vice Fund

This chart assumes an initial gross investment of $10,000 made on August 30, 2002 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

* Inception Date

Generation Wave Growth Fund

This chart assumes an initial gross investment of $10,000 made on June 21, 2001 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

* Inception Date

PORTFOLIO OF INVESTMENTS

Vice Fund
March 31, 2009	Ticker Symbol: VICEX

COMMON STOCKS 76.1%	Shares	Value

Aerospace & Defense 18.1%
The Boeing Co.	22,500	$800,550
Lockheed Martin Corp.(1)	75,000	5,177,250
Northrop Grumman Corp.	40,000	1,745,600
Raytheon Co.	131,000	5,101,140
		12,824,540
Alcoholic Beverages 19.4%
Anheuser-Busch InBev NV†	65,000	1,791,522
Carlsberg A/S†	85,000	3,487,118
Diageo plc, ADR†	78,000	3,490,500
Pernod Ricard SA†	32,500	1,812,464
SABMiller plc†	212,000	3,154,418
		13,736,022
Tobacco 38.6%
Altria Group, Inc.	205,000	3,284,100
British American Tobacco PLC., ADR†	110,000	5,060,000
Imperial Tobacco Group Plc, ADR†	80,000	1,798,720
Lorillard, Inc.(1)	110,000	6,791,400
Philip Morris International Inc.	295,000	10,496,100
		27,430,320
Total Common Stocks (Cost $70,645,447)		53,990,882

PUT OPTIONS PURCHASED 0.4%	Contracts
The Boeing Co.
Expiration: April 2009, Exercise Price: $35.00	500	52,500
Diageo plc
Expiration: July 2009, Exercise Price: $45.00	700	262,500
Total Put Options Purchased (Cost $479,550)		315,000

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Vice Fund
March 31, 2009	Ticker Symbol: VICEX

SHORT-TERM INVESTMENTS 16.6%	Shares	Value

Investment Companies 16.6%(2)
Aim Liquid Assets, 0.82%	2,497,616	$2,497,616
Aim STIT-STIC Prime Portfolio Money Market, 0.42%	2,497,616	2,497,616
AIM STIT - Treasury Portfolio, 0.15%	1,777,368	1,777,368
Fidelity Institutional Money Market
Government Portfolio - Class I, 0.43%	2,497,615	2,497,615
Fidelity Money Market Portfolio - Select Class, 0.95%	2,497,615	2,497,615
Total Short-Term Investments (Cost $11,767,830)		11,767,830
Total Investments (Cost $82,892,827) 93.1%		66,073,712
Other Assets in Excess of Liabilities 6.9%		4,912,260
TOTAL NET ASSETS 100.0%		$70,985,972

(1)	A portion of the investment is held by the broker as collateral for short sales activity. As of March 31, 2009, the segregated market value of collateral is $9,625,500.
(2)	These securities have fluctuating yields. The yield listed is the 1-day yield as of March 31, 2009.
†	Foreign Issued Security
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund has adopted FAS 157 effective April 1, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s assets and liabilities as of March 31, 2009:

		Investments	Short Sales (and	Other Financial
Description		in Securities	Written Options)	Instruments*
Level 1 –	Quoted prices	$66,073,712	$(774,550)	$—
Level 2 –	Other significant
	observable inputs	—	—	—
Level 3 –	Significant
	unobservable inputs	—	—	—
Total		$66,073,712	$(774,550)	$—

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT

Vice Fund
March 31, 2009

COMMON STOCKS 1.0%	Shares	Value

Tobacco 1.0%
Reynolds American Inc.	20,000	$716,800
Total Securities Sold Short (Proceeds $729,088)		$716,800

SCHEDULE OF OPTIONS WRITTEN

Vice Fund
March 31, 2009

PUT OPTIONS WRITTEN 0.1%	Contracts	Value
Diageo plc
Expiration: July 2009, Exercise Price: $35.00	700	$57,750
Total Put Options Written (Premiums received $77,000)		$57,750

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

Generation Wave Growth Fund
March 31, 2009	Ticker Symbol: GWGFX

COMMON STOCKS 9.7%	Shares	Value

Health Care 9.7%
Bristol-Myers Squibb Co.	25,000	$548,000
Eli Lilly and Co.	14,500	484,445
Medco Health Solutions, Inc.*	8,500	351,390
OSI Pharmaceuticals, Inc.*	10,000	382,600
Tenet Healthcare Corp.*	85,000	98,600
Total Common Stocks (Cost $2,620,769)		1,865,035

DOMESTIC BOND FUNDS 13.6%
iShares Lehman MBS Fixed-Rate Bond Fund	15,000	1,589,100
iShares Lehman US Treasury Inflation Protected Securities Fund	10,000	1,027,500
Total Domestic Bond Funds (Cost $2,550,094)		2,616,600

DOMESTIC INDEX FUNDS 19.3%
iShares Russell 1000 Growth Index Fund	40,000	1,402,800
Rydex S&P 500 Pure Growth ETF†	51,300	1,114,749
ProShares UltraShort S&P500	15,000	1,186,500
Total Domestic Index Funds (Cost $5,318,101)		3,704,049

INTERNATIONAL INDEX FUNDS 22.1%
iShares MSCI EAFE Growth Index Fund	30,000	1,161,600
iShares MSCI Emerging Markets Index Fund	60,000	1,488,600
iShares MSCI Taiwan Index Fund	85,000	685,950
Wisdomtree Japan SmallCap Dividend Fund†	28,000	895,440
Total International Index Funds (Cost $7,761,070)		4,231,590

SECTOR FUNDS 22.1%

Energy 4.0%
Oil Services HOLDRS Trust	5,000	370,100
SPDR S&P Oil and Gas Exploration and Production ETF	15,000	399,000
		769,100
Health Care 8.1%
PowerShares Dynamic Healthcare Sector Portfolio*	36,000	621,000
ProShares Ultra Health Care†	30,000	922,200
		1,543,200
Mining 3.5%
Market Vectors - Gold Miners ETF*	18,000	663,840

Technology 6.5%
Technology Select Sector SPDR Fund	80,000	1,249,600
Total Sector Funds (Cost $6,021,449)		4,225,740

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

Generation Wave Growth Fund
March 31, 2009	Ticker Symbol: GWGFX

SHORT-TERM INVESTMENTS 13.4%	Shares	Value

Investment Companies 13.4%(1)
Aim Liquid Assets, 0.82%	850,851	$850,851
Aim STIT-STIC Prime Portfolio Money Market, 0.42%	13,586	13,586
Fidelity Institutional Money Market
Government Portfolio - Class I, 0.43%	850,000	850,000
Fidelity Money Market Portfolio - Select Class, 0.95%	850,000	850,000
Total Short-Term Investments (Cost $2,564,437)		2,564,437
Total Investments (Cost $26,835,920) 100.2%		19,207,451
Liabilities in Excess of Other Assets (0.2)%		(40,689)
Net Assets 100.0%		$19,166,762

(1)	These securities have fluctuating yields. The yield listed is the 1-day yield as of March 31, 2009.
*	Non Income Producing
†	Pursuant to Rule 12(d)(1)(F) of the 1940 Act, a portion of these securities is deemed illiquid.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective April 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 – Quoted prices	$19,207,451	$—
Level 2 – Other significant observable inputs	—	—
Level 3 – Significant unobservable inputs	—	—
Total	$19,207,451	$—

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
March 31, 2009

	Vice	Generation Wave
	Fund	Growth Fund
ASSETS
Investments, at cost	$82,892,827	$26,835,920
Investments, at value	66,073,712	19,207,451
Cash	720,248	—
Deposits at broker for securities
sold short and options written	3,984,077	—
Income receivable	537,502	7,686
Receivable for capital shares sold	70,184	1,000
Receivable for investments sold	509,264	—
Other assets	10,765	4,648
TOTAL ASSETS	71,905,752	19,220,785

LIABILITIES
Securities sold short, at value
(Proceeds of $729,088 and $0, respectively)	716,800	—
Written options, at value
(Premium received $77,000 and $0, respectively)	57,750	—
Payable for distribution fees	21,845	—
Payable to affiliates	50,770	16,274
Payable to Advisor	50,264	7,662
Payable for capital shares redeemed	8,310	520
Accrued expenses and other liabilities	14,041	29,567
TOTAL LIABILITIES	919,780	54,023

NET ASSETS	$70,985,972	$19,166,762

Net assets consist of:
Paid-in capital	126,519,604	32,265,665
Undistributed net investment income	1,500,684	144,743
Accumulated net realized loss	(40,246,739)	(5,615,177)
Net unrealized appreciation (depreciation) on:
Investments	(16,819,115)	(7,628,469)
Short positions	12,288	—
Written options	19,250	—
NET ASSETS	$70,985,972	$19,166,762

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,081,730	3,641,521

Net asset value, redemption
price and offering price per share	$11.67	$5.26

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For the Year Ended March 31, 2009

	Vice	Generation Wave
	Fund	Growth Fund
INVESTMENT INCOME
Dividend income (Net of foreign withholding tax
of $114,864 and $1,225, respectively)	$3,974,899	$528,528
Interest income	12,369	32,032
TOTAL INVESTMENT INCOME	3,987,268	560,560
EXPENSES
Advisory fees (Note 3)	1,147,282	263,338
Distribution fees (Note 3)	301,917	—
Transfer agent fees and expenses (Note 3)	179,654	57,304
Administration fees (Note 3)	151,721	57,418
Fund accounting fees (Note 3)	68,583	18,538
Reports to shareholders	41,509	9,124
Federal and state registration fees	40,494	23,887
Custody fees (Note 3)	37,846	6,317
Audit fees	36,100	28,397
Legal fees	25,372	23,842
Chief compliance officer fees and expenses (Note 3)	18,521	18,521
Trustees’ fees and related expenses	11,250	10,500
Other expenses	22,971	11,013
TOTAL EXPENSES BEFORE
INTEREST AND DIVIDEND EXPENSE	2,083,220	528,199
Dividends on short positions	160,687	—
Interest expense (Note 6)	12,218	251
TOTAL EXPENSES	2,256,125	528,450
Recoupment (waivers) by Advisor (Note 3)	17,978	(112,654)
NET EXPENSES	2,274,103	415,796
NET INVESTMENT INCOME	1,713,165	144,764
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions
Investments	(41,231,576)	(5,615,177)
Short positions	3,129,446	—
Written options	(1,728,635)	—
Change in net unrealized appreciation/depreciation on:
Investments	(28,075,054)	(5,507,085)
Short positions	(122,490)	—
Written options	11,940	—
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(68,016,369)	(11,122,262)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$(66,303,204)	$(10,977,498)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Vice Fund

	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
FROM OPERATIONS
Net investment income	$1,713,165	$174,094
Net realized gain (loss) on:
Investments	(41,231,576)	2,440,068
Short positions	3,129,446	1,606,619
Written options	(1,728,635)	201,549
Change in net unrealized appreciation/depreciation on:
Investments	(28,075,054)	(5,351,657)
Short positions	(122,490)	48,971
Written options	11,940	30,335
Net decrease in net assets from operations	(66,303,204)	(850,021)

FROM DISTRIBUTIONS
Net investment income	(241,445)	(204,893)
Net realized gain on investments	(460,328)	(5,809,825)
Net decrease in net assets resulting from distributions paid	(701,773)	(6,014,718)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	22,695,483	126,144,651
Net asset value of shares issued in
reinvestment of distributions to shareholders	674,805	5,737,464
Payments for shares redeemed	(65,981,026)	(47,463,011)
Redemption fees	21,913	—
Net increase (decrease) in net assets
from capital share transactions	(42,588,825)	84,419,104

TOTAL INCREASE (DECREASE) IN NET ASSETS	(109,593,802)	77,554,365

NET ASSETS
Beginning of year	180,579,774	103,025,409
End of year (includes undistributed net investment
income of $1,500,684 and $88,247, respectively)	$70,985,972	$180,579,774

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	Generation Wave Growth Fund

	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
FROM OPERATIONS
Net investment income	$144,764	$315,883
Net realized gain (loss) from security transactions	(5,615,177)	5,329,617
Capital gain distributions
from other investment companies	—	1,493,026
Change in net unrealized depreciation on investments	(5,507,085)	(9,828,045)
Net decrease in net assets from operations	(10,977,498)	(2,689,519)

FROM DISTRIBUTIONS
Net investment income	—	(627,074)
Net realized gain on investments	(4,220,555)	(6,264,988)
Net decrease in net assets resulting from distributions paid	(4,220,555)	(6,892,062)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	840,788	2,846,408
Net asset value of shares issued in
reinvestment of distributions to shareholders	4,163,882	6,831,552
Payments for shares redeemed	(7,129,892)	(13,144,807)
Redemption fees	6,973	—
Net decrease in net assets from capital share transactions	(2,118,249)	(3,466,847)

TOTAL DECREASE IN NET ASSETS	(17,316,302)	(13,048,428)

NET ASSETS
Beginning of year	36,483,064	49,531,492
End of year (includes undistributed net investment
income of $144,743 and $0, respectively)	$19,166,762	$36,483,064

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights	Vice Fund

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended March 31,
	2009		2008		2007		2006	2005
Net asset value, beginning of period	$20.57		$20.37		$18.08		$15.42	$13.34
Income (loss) from
investment operations:
Net investment income	0.29	(2)	0.03		0.06	(2)	—	—
Net realized and unrealized
gain (loss) on investments	(9.09)		0.94		2.48		2.87	2.12
Total from investment operations	(8.80)		0.97		2.54		2.87	2.12
Less distributions:
Dividends from net investment income	(0.03)		(0.04)		(0.04)		—	—
From net realized gain on investments	(0.07)		(0.74)		(0.21)		(0.24)	(0.06)
Total distributions	(0.10)		(0.78)		(0.25)		(0.24)	(0.06)
Paid-in capital from
redemption fees (Note 2)	0.00	(3)	0.01		0.00	(3)	0.03	0.02
Net asset value, end of period	$11.67		$20.57		$20.37		$18.08	$15.42
Total return	(42.83)%		4.44%		14.10%		18.98%	16.05%
Supplemental data and ratios:
Net assets at end of period (000’s)	$70,986		$180,580		$103,025		$50,531	$31,483
Ratio of expenses to average net assets:
Before waiver and expense
reimbursement or recoupment	1.87	%(1)	1.69	%(1)	1.93	%(1)	2.20%	2.67%
After waiver and expense
reimbursement or recoupment	1.88	%(1)	1.85	%(1)	1.78	%(1)	1.75%	1.75%
Ratio of net investment income (loss)
to average net assets:
Before waiver and expense
reimbursement or recoupment	1.42	%(4)	0.28	%(4)	0.27	%(4)	(0.46)%	(0.93)%
After waiver and expense
reimbursement or recoupment	1.43	%(4)	0.12	%(4)	0.42	%(4)	(0.01)%	(0.01)%
Portfolio turnover rate	26.67%		36.40%		44.44%		67.29%	15.01%

(1)
The ratio of expenses to average net assets includes dividends on short positions. The before waiver and expense reimbursement or recoupment and after waiver and expense reimbursement or recoupment ratios excluding dividends on short positions were 1.74% and 1.75% for the year ended March 31, 2009, 1.58% and 1.75% for the year ended March 31, 2008 and 1.90% and 1.75% for the year ended March 31, 2007.

(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	The net investment income ratios include dividends on short positions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights	Generation Wave Growth Fund

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended March 31,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$9.88	$12.74	$12.72	$10.80	$10.40
Income (loss) from
investment operations:
Net investment income(1)	0.04 (2)	0.10	0.14 (2)	0.03	0.03
Net realized and unrealized
gain (loss) on investments	(3.28)	(0.88)	0.70	1.92	0.37
Total from investment operations	(3.24)	(0.78)	0.84	1.95	0.40
Less distributions paid:
From net investment income	—	(0.19)	(0.18)	(0.03)	—
From net realized gain on investments	(1.38)	(1.89)	(0.64)	—	—
Total distributions paid	(1.38)	(2.08)	(0.82)	(0.03)	—
Net asset value, end of year	$5.26	$9.88	$12.74	$12.72	$10.80
Total return	(33.33)%	(7.39)%	6.67%	18.13%	3.85%
Supplemental data and ratios:
Net assets at end of year (000’s)	$19,167	$36,483	$49,531	$56,013	$31,446
Ratio of expenses
to average net assets(3)(4)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income
to average net assets(3)(4)	0.52%	0.69%	0.99%	0.30%	0.26%
Portfolio turnover rate	76.87%	67.29%	53.00%	6.60%	39.78%

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)
Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.91%, 1.58%, 1.61%, 1.77% and 1.90% and the ratio of net investment income (loss) to average net assets would have been 0.12%, 0.61%, 0.88%, 0.03% and (0.14)% for the periods ended March 31, 2009, March 31, 2008, March 31, 2007, March 31, 2006 and March 31, 2005 respectively.

(4)	Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2009

(1)	Organization
USA MUTUALS (the “Trust”) was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Vice Fund and the Generation Wave Growth Fund (the “Funds”), each represent a distinct portfolio with its own investment objectives and policies within the Trust.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

The Vice Fund became effective and commenced operations on August 30, 2002.  The Generation Wave Growth Fund became effective and commenced operations on June 21, 2001.

The Funds are managed by Mutuals Advisors, Inc. (the “Advisor”), which has retained GNI Capital, Inc. (“GNI”) to act as the Funds’ subadvisor.

The investment objective of the Vice Fund is long-term growth of capital.  The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term while at times providing a low level of current income.

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange-traded securities and funds for which there were no transactions are valued at the latest bid prices.  Mutual funds are valued at their respective Net Asset Values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.

All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds’ Advisor.  Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value.  Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value for a security held by an underlying fund or of the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined by the Advisor under the supervision of the Funds’ Board of Trustees.  The NAV of the Generation Wave

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

Growth Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests. When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Funds have adopted SFAS No. 157 effective April 1, 2008. See each Fund’s Schedule of Investments for disclosures required under FAS 157, relating to the inputs used to value the Funds’ assets and liabilities.

(b)	Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. The statute of limitations on the Funds’ tax returns remains open for the years ended March 31, 2006 through March 31, 2009.

(c)	Recent Accounting Pronouncement
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

(d)	Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

year to comply with federal tax requirements.  The tax character of distributions paid during the years ended March 31, 2009 and March 31, 2008 were as follows:

	Year Ended		Year Ended
	March 31, 2009		March 31, 2008
		Long-Term		Long-Term
	Ordinary	Capital	Ordinary	Capital
	Income	Gains	Income	Gains
Vice Fund	$241,501	$460,272	$1,364,403	$4,650,315	(1)
Generation Wave Growth Fund	$21	$4,220,534	$1,054,657	$5,837,405	(1)

(1)	Designated as a long-term capital dividend, pursuant to the Internal Revenue Code Section 852(b)(3).

The Funds designated as a long-term capital dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2008.  As of March 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Vice	Generation Wave
	Fund	Growth Fund
Cost basis of investments for
federal income tax purposes	$83,303,401	$26,835,920
Gross tax unrealized appreciation(1)	$2,800,444	$102,581
Gross tax unrealized depreciation(1)	(20,030,133)	(7,731,050)
Net tax unrealized depreciation(1)	(17,229,689)	(7,628,469)
Undistributed ordinary income	1,500,684	144,743
Total distributable earnings	1,500,684	144,743
Other accumulated losses	(39,804,627)	(5,615,177)
Total accumulated earnings	$(55,533,632)	$(13,098,903)

(1)	Excluding options written and securities sold short.

The difference between book-basis and tax-basis unrealized depreciation is attributed primarily to the tax deferral of losses on wash sales.

The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At March 31, 2009, the Funds had the following capital loss carryforwards:

Vice	Generation Wave
Fund	Growth Fund	Expiration
$(16,067,818)	$(2,072,832)	2017

At March 31, 2009, the Funds deferred the following post-October losses, on a tax basis:

Vice	Generation Wave
Fund	Growth Fund
$(23,749,097)	$(3,542,345)

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

(e)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f)	Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share. The Funds charge a 1.00% redemption fee on shares held less than 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(g)	Short Positions
The Vice Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Vice Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Vice Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Vice Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Vice Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Vice Fund’s deposits at broker on securities sold short is with one major security dealer. The Vice Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short. As of March 31, 2009, the Vice Fund had 1.0% of its net assets invested in short positions.

(h)	Options
The Vice Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Vice Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Vice Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Vice Fund has

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Vice Fund has the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Vice Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  An option that is written by the Vice  Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. An option that is purchased by the Vice Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices. If an options exchange closes after the time at which the Vice Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.  Premiums received from writing options that expire unexercised are treated by the Vice Fund on the expiration date as realized gains from investments.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Vice Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Vice Fund.  The number of option contracts written and the premiums received by the Vice Fund during the year ended March 31, 2009, were as follows:

	Number of	Premium
	Contracts	Received
Options outstanding, beginning of period	(300)	$(66,810)
Option written	(25,400)	(5,569,799)
Option exercised	—	—
Option expired	852	95,060
Option closed	24,148	5,464,549
Options outstanding, end of period	(700)	$(77,000)

(i)	Other
Investment transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(j)	Foreign Currency Translation
Values of investments denominated in foreign currencies are converted to U.S. dollars using a spot market rate of exchange on the day of valuation.  Purchases and sales

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions.  The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

(k)	Reclassifications of Capital Accounts
U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2009, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Loss	Gain/(Loss)	Capital
Vice Fund	$(59,283)	$(690,053)	$749,336
Generation Wave Growth Fund	(21)	(1,245,396)	1,245,417

(3)	Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom an officer of the Trust is affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 0.95% of each Fund’s average daily net assets. For the year ended March 31, 2009, the Vice Fund and the Generation Wave Growth Fund incurred $1,147,282 and $263,338 in advisory fees, respectively.

The Advisor has agreed to waive, through July 31, 2018, its management fee and/or reimburse the Funds’ other normal operating expenses (excludes dividends on short positions and interest expense) to the extent necessary to ensure that the Vice Fund’s and the Generation Wave Growth Fund’s operating expenses do not exceed 1.75% and 1.50% of the Fund’s average daily net assets, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  For the year ended March 31, 2009, $17,978 was recouped by the Advisor in the Vice Fund and $112,654 was waived by the Advisor in the Generation Wave Growth Fund.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

		Generation Wave
	Vice Fund	Growth Fund
2010	$95,868	$58,767
2011	$—	$37,772
2012	$—	$112,654

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. For the year ended March 31, 2009, the Vice Fund and the Generation Wave Growth Fund incurred $68,583 and $18,538 in accounting fees, $151,721 and $57,418 in administration fees, $179,654 and $57,304 in transfer agency fees and $37,846 and $6,317 in custodian fees, respectively.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Vice Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. Quasar Distributors, LLC is affiliated with a Trustee of the Trust, U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A.  During the year ended March 31, 2009, the Vice Fund accrued expenses of $301,917 pursuant to the 12b-1 Plan.

(4)	Capital Share Transactions
Transactions in shares of the Vice Fund were as follows:

	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
Beginning shares	8,780,374	5,058,745
Shares sold	1,255,771	5,645,020
Shares issued to holders in
reinvestment of distributions	49,598	253,236
Shares redeemed	(4,004,013)	(2,176,627)
Net increase (decrease)	(2,698,644)	3,721,629
Ending shares	6,081,730	8,780,374

Transactions in shares of the Generation Wave Growth Fund were as follows:

	Year Ended	Year Ended
	March 31, 2009	March 31, 2008
Beginning shares	3,691,004	3,886,858
Shares sold	110,445	224,173
Shares issued to holders in
reinvestment of distributions	761,222	636,678
Shares redeemed	(921,150)	(1,056,705)
Net increase (decrease)	(49,483)	(195,854)
Ending shares	3,641,521	3,691,004

NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2009

(5)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, short sales and option transactions for the Funds for the year ended March 31, 2009, are summarized below:

	Purchases	Sales
Vice Fund	$30,708,042	$84,446,391
Generation Wave Growth Fund	19,086,069	23,255,406

There were no purchases or sales of U.S. government securities.

(6)	Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a Loan and Security Agreement for the Fund dated October 1, 2004 for the purpose of purchasing portfolio securities. The interest rate on the outstanding principal amount for the Funds was the Bank’s Prime Rate (weighted average rate of 4.96% for the Vice Fund and 5.00% for the Generation Wave Growth Fund for the year ended March 31, 2009).

During the year ended March 31, 2009, the Vice Fund had an outstanding average daily balance of $248,510 and the maximum amount outstanding during the period was $4,245,000. Interest expense amounted to $12,218 for the Fund for the year ended March 31, 2009. At March 31, 2009 there was no loan payable balance for the Vice Fund.

During the year ended March 31, 2009, the Generation Wave Growth Fund had an outstanding average daily balance of $4,958 and the maximum amount outstanding during the period was $208,900. Interest expense amounted to $251 for the Fund for the year ended March 31, 2009. At March 31, 2009 there was no loan payable balance for the Generation Wave Growth Fund.

(7)	Change in Independent Registered Public Accounting Firm
In February 2009, Tait, Weller & Baker LLP (“Tait”) resigned as the Independent Registered Public Accounting Firm for the Funds.

The reports of Tait on the financial statements of the Funds for the fiscal periods ended March 31, 2007 and March 31, 2008 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the fiscal period ended March 31, 2007 and March 31, 2008, there have been no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait would have caused them to make reference thereto in their report on the financial statements for such period.

The Funds, with the approval of their Board of Trustees, and their Audit Committee, engaged Cohen Fund Audit Services, Ltd. as their new Independent Registered Public Accounting Firm as of February 16, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
USA MUTUALS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments and schedules of securities sold short and options written, of USA MUTUALS, comprising the Generation Wave Growth Fund and the Vice Fund, (the “Funds”), as of March 31, 2009 and the related statements of operations and changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2008, and the financial highlights for the years indicated prior to March 31, 2009, were audited by another independent registered public accounting firm, which expressed unqualified opinions on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the Funds’ custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting USA MUTUALS, as of March 31, 2009, and the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
May 28, 2009

ADDITIONAL INFORMATION

Information about Trustees

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-866-264-8783.

Non-Interested Trustees
		Term of	Principal	Number of	Other
	Position	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Independent	Indefinite term;	Professor and	2	Independent
Straz Hall, 481	Trustee	Since 2001	Chair, Department		Trustee, Trust for
606 N. 13th Street			of Accounting,		Professional
Milwaukee, WI 53201			Marquette University		Managers (an
Age: 52			(2004 - present);		open-end
			Associate Professor		investment
			of Accounting,		company)
Marquette University
(1996 - 2004)

Gary A. Drska	Independent	Indefinite term;	Captain, Midwest	2	Independent
6744 S. Howell Avenue	Trustee	Since 2001	Airlines (Airline		Trustee, Trust for
Oak Creek, WI 53154			Company) (1985 -		Professional
Age: 51			present); Director -		Managers (an
			Flight Standards and		open-end
			Training (July 1990 -		investment
			December 1999)		company)

Interested Trustee and Officers
		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Joseph C. Neuberger*	Trustee	Indefinite term;	Executive	2	Trustee, Trust for
615 E. Michigan Street	and	Since 2001	Vice President,		Professional
Milwaukee, WI 53202	Chairperson		U.S. Bancorp Fund		Managers (an
Age: 47			Services, LLC		open-end
			(1994 - present)		investment
company);
Director/Trustee,
Buffalo Funds
(an open-end
investment
company)

*
This trustee is considered an “interested person” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

ADDITIONAL INFORMATION (Continued)

Interested Trustee and Officers (Continued)
		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Eric Lansky	President	Indefinite term;	President and	N/A	N/A
Plaza of the Americas	and	Since 2008	Treasurer, Mutuals
700 N. Pearl Street,	Treasurer		Advisors, Inc. (2008 -
Suite 900			present); Managing
Dallas, TX 75201			Director, Reserve
Age: 40			Management Corp. Inc.
(1999 - 2008)

Rachel A. Spearo	Secretary	Indefinite term;	Counsel, Fund	N/A	N/A
615 E. Michigan Street		Since 2005	Administration and
Milwaukee, WI 53202			Compliance, U.S.
Age: 29			Bancorp Fund Services,
LLC (2004 - present)

David E. Scott	Chief	Indefinite term;	Managing Member,	N/A	N/A
521 Fifth Avenue,	Compliance	Since 2007	D.E. Scott & Associates,
Suite 1700	Officer		LLC (2005 - present);
New York, NY 10175			CCO, Strategic Value
Age: 38			Partners, LLC (2004 -
2005); Managing Director,
IMRC Group (2003 - 2004);
Director of Fund
Compliance, US Trust
Company (2001 - 2003)

Tax Information

The Vice Fund designates 100.0% and the Generation Wave Growth Fund designates 0.00% of their ordinary income distribution for the year ended March 31, 2009 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended March 31, 2009, 100.00% and 0.0% of the dividends paid from net ordinary income for the Vice Fund and the Generation Wave Growth Fund, respectively, qualify for the dividends received deduction available to corporate shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s, sub-advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor, sub-advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies.  A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We also disclose that information to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

USA MUTUALS

Vice Fund
Generation Wave Growth Fund

Investment Advisor	Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Subadvisor	GNI Capital, Inc.
125 The Parkway, Suite 201
Greenville, South Carolina 29615

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with Commission rules.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “All other fees” refer to the aggregate fees billed for products and services provided by the principal accountant other than “Audit fees”, “Audit-related fees” and “Tax fees”.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2009	FYE 3/31/2008
Audit Fees	$24,000	$39,800
Audit-Related Fees	$0	$0
Tax Fees	$4,000	$4,400
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2009	FYE 3/31/2008
Audit-Related Fees	0%	0%
Tax Fees	17%	11%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2009	FYE 3/31/2008
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’ does not currently have procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  The registrant’s independent trustees serve as its nominating committee.
Item 11. Controls and Procedures.

(a)
The registrant’s President and Treasurer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on an evaluation of such disclosure controls and procedures, as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By   /s/Eric Lansky
Eric Lansky, President and Treasurer

Date     June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By   /s/Eric Lansky
Eric Lansky, President and Treasurer

Date     June 8, 2009